Basis of Presentation (Details Narrative)	6 Months Ended
Jun. 30, 2022
Basis of Presentation
Beneficial interest	100.00%
Basis of presentation description	These interim financial statements also include a 33.2% investment in Dolly Varden and a 25% investment in UMS (note 6) that are accounted for using the equity method.